INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 7:-	INCOME TAXES

a.	Tax laws applicable to Alcobra Ltd. and the Subsidiary:

1.	Alcobra Ltd. is taxed under the Israeli income tax law.

2.	The Subsidiary is taxed under U.S. tax law.

b.	Tax rates applicable to the Company and the Subsidiary:

1.	Alcobra Ltd:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2012 and in 2013 and a rate of 26.5% commencing January 1, 2014.

2.	The Subsidiary:

The federal  tax rates applicable to the Company whose place of incorporation is within the U.S. are corporate (progressive) tax at the rate of up to 35%, excluding state tax, which rates depend on the state in which the Company conducts its business.

c.	Net operating losses carry forward:

Alcobra Ltd. has accumulated losses for tax purposes in Israel as of December 31, 2013 in the amount of approximately $  10,241 which may be carried forward and offset against taxable income in the future for an indefinite period.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2013	2012

Operating loss carry forward	$2,713	$1,153
Reserves and allowances	1,358	308

Deferred tax assets before valuation allowance	4,071	1,461
Valuation allowance	(4,071)	(1,461)

Net deferred tax assets	$-	$-

All deferred taxes are domestic. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forward and other temporary differences will not be realized in the foreseeable future.

e.	No liability for uncertain tax positions was recorded as a result of implementation of ASC 740.

f.
The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowances in respect of deferred taxes due to the uncertainty of the realization of such deferred taxes.

g.	Net comprehensive loss (income) before taxes on income is comprised as follows:

	December 31,
	2013	2012	2011

Domestic (Israel)	$10,505	$1,579	$3,929
Foreign (U.S)	(18)	-	-

	$10,487	$1,579	$3,929

h.	Taxes on income relate solely to the foreign Subsidiary.